Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of components of Company's deferred tax assets and deferred tax liabilities

	As of December 31,
($ in thousands)	2019	2020
Deferred tax assets:
Net operating loss	$50,616	$53,515
Capitalized research and development	19,660	32,337
Research credits	10,658	15,056
Share-based compensation	1,669	2,519
Right of use lease liability	207	177
Accrued expenses	71	57
Other	1	1
Total deferred tax asset	82,882	103,662
Less: valuation allowance	(82,193)	(101,757)
Total net deferred tax asset	689	1,905

Deferred tax liabilities:
Basis difference in fixed assets	(482)	(1,728)
Right of use lease assets	(207)	(177)
Total deferred tax liability	(689)	(1,905)
Total net deferred tax asset/(liability)	$—	$—

Schedule of difference between the actual income tax benefit and amount computed by applying the statutory Federal income tax rate to losses before income taxes

	December 31,
	2019		2020
($ in thousands)	Amount	Rate	Amount	Rate
Income tax benefit at statutory rate	$(17,939)	21.0%	$(13,970)	21.0%
State income taxes, net of federal benefit	(1,739)	2.0%	(1,338)	2.0%
Tax credits	(1,821)	2.1%	(2,625)	3.9%
Other nondeductible expenses	54	0.0%	90	(0.1)%
Deferred rate changes	16	0.0%	16	0.0%
Other	449	(0.5)%	(1,736)	2.6%
Change in valuation allowance	20,980	(24.6)%	19,563	(29.4)%
Provision for income taxes	$—	0.0%	$—	0.0%